RELATED PARTY TRANSACTIONS AND BALANCES (Details) - USD ($)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 28, 2012
Related Party Transaction [Line Items]
Sales		$ 11,194,197	$ 11,894,944	$ 19,150,000
Related party balances:
Amounts due from related parties		1,528,712	284,633
Amounts due to related parties		26,829,605	46,396,527
Daqo Group [Member]
Related party balances:
Amounts due to related parties		$ 15,076,133	33,758
Related Party Transaction, Rate		5.70%
Purchases of Fixed Assets [Member]
Related Party Transaction [Line Items]
Purchases		$ 5,655,016	3,863,858	7,201,424
Purchases of Fixed Assets [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Purchases				486,948
Purchases of Raw Materials [Member]
Related Party Transaction [Line Items]
Purchases		129,219	32,755
Rental Expenses [Member]
Related Party Transaction [Line Items]
Expense		1,021,891	1,050,661	1,071,287
Rental Expenses [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Expense		27,997
Proceeds From Interest Free Loans [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Other transactions			15,043,550	10,821,462
Repayment of Interest Free Loans [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Other transactions		10,974,807	20,217,257	8,115,813
Income (Loss) from Disposal of Fixed Assets [Member]
Related Party Transaction [Line Items]
Other transactions			6,458
Repayment of Interest Bearing Loan [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Other transactions		15,059,000
Interest Expenses Related Party [Member]
Related Party Transaction [Line Items]
Expense		850,380
Interest Expenses Related Party [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Expense		850,380
Proceeds From Related Parties Loans [Member]
Related Party Transaction [Line Items]
Other transactions		126,400,842	245,957,818	275,134,122
Repayment Of Related Parties Loans [Member]
Related Party Transaction [Line Items]
Other transactions		148,463,137	276,575,346	275,088,560
Zhengjiang Daqo Solar Co. Ltd [Member]
Related Party Transaction [Line Items]
Sales		11,194,197	11,111,239	9,554,320
Related party balances:
Amounts due from related parties		$ 1,449,824	229,989
Zhengjiang Daqo Solar Co. Ltd [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held		100.00%
Daqo Solar Co Ltd [Member]
Related Party Transaction [Line Items]
Sales			783,705	9,595,680
Related party balances:
Amounts due to related parties			37,390,575
Daqo Solar Co Ltd [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held		100.00%
Daqo Solar Co Ltd [Member] | Proceeds From Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions		$ 60,300,896	127,060,826	157,241,390
Daqo Solar Co Ltd [Member] | Repayment of Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions		68,766,506	151,990,672	166,231,092
Daqo Xinjiang Investment Co., Ltd. [Member]
Related party balances:
Amounts due to related parties		$ 79,197	3,146,054
Daqo Xinjiang Investment Co., Ltd. [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held		100.00%
Daqo Xinjiang Investment Co., Ltd. [Member] | Proceeds From Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions		$ 56,270,085	72,946,700	98,367,234
Daqo Xinjiang Investment Co., Ltd. [Member] | Repayment of Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions		38,715,449	73,252,506	93,219,846
Daqo New Material [Member]
Related party balances:
Amounts due to related parties		$ 8,323,271	5,563,165
Daqo New Material [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held		100.00%
Daqo New Material [Member] | Rental Expenses [Member]
Related Party Transaction [Line Items]
Expense		$ 993,894	1,050,661	1,071,287
Daqo New Material [Member] | Proceeds From Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions		9,607,344	11,082,241	7,729,501
Daqo New Material [Member] | Repayment of Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions		12,262,592	11,285,114	4,600,117
Chongqing Daqo Tailai [Member]
Related party balances:
Amounts due to related parties		$ 2,107,488	144,102
Chongqing Daqo Tailai [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held		100.00%
Chongqing Daqo Tailai [Member] | Purchases of Fixed Assets [Member]
Related Party Transaction [Line Items]
Purchases		$ 3,534,248	375,528	2,724,790
Chongqing Daqo Tailai [Member] | Purchases of Raw Materials [Member]
Related Party Transaction [Line Items]
Purchases			9,938
Chongqing Daqo Tailai [Member] | Proceeds From Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions		222,517	6,367,640
Chongqing Daqo Tailai [Member] | Repayment of Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions		2,684,783	6,367,640
Chongqing Daqo Tailai [Member] | Income (Loss) from Disposal of Fixed Assets [Member]
Related Party Transaction [Line Items]
Other transactions			6,458
Jiangsu Daqo [Member]
Related party balances:
Amounts due to related parties		$ 37,679
Jiangsu Daqo [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held		100.00%
Jiangsu Daqo [Member] | Purchases of Fixed Assets [Member]
Related Party Transaction [Line Items]
Purchases		$ 336,791
Nanjing Daqo Electric [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held		100.00%
Zhenjiang Klockner-Moeller Electrical Systems Co., Ltd [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held		100.00%
Zhenjiang Klockner-Moeller Electrical Systems Co., Ltd [Member] | Purchases of Fixed Assets [Member]
Related Party Transaction [Line Items]
Purchases		$ 236,415
Nanjing Daqo [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held		100.00%			100.00%
Nanjing Daqo [Member] | Proceeds From Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions			13,456,861	973,898
Nanjing Daqo [Member] | Repayment of Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions			13,456,861	2,921,693
Other Subsidiaries of Daqo Group [Member]
Related party balances:
Amounts due from related parties		78,888	54,644
Amounts due to related parties	[1]	221,441	118,873
Other Subsidiaries of Daqo Group [Member] | Purchases of Fixed Assets [Member]
Related Party Transaction [Line Items]
Purchases		2,120,768	3,488,330	3,989,686
Other Subsidiaries of Daqo Group [Member] | Purchases of Raw Materials [Member]
Related Party Transaction [Line Items]
Purchases		129,219	22,817
Other Subsidiaries of Daqo Group [Member] | Proceeds From Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions				636
Other Subsidiaries of Daqo Group [Member] | Repayment of Interest Free Loans [Member]
Related Party Transaction [Line Items]
Other transactions			5,296
Nanjing Intelligent Apparatus Co., Ltd [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held		100.00%
Nanjing Intelligent Apparatus Co., Ltd [Member] | Purchases of Fixed Assets [Member]
Related Party Transaction [Line Items]
Purchases		$ 93,841
Nanjing Intelligent Software Co., Ltd. [Member]
Related party balances:
Amounts due to related parties		$ 88,626
Nanjing Intelligent Software Co., Ltd. [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held		100.00%
Daqo Investment Co., Ltd [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held		100.00%
Shanghai Sailfar Electric Technology Co., Ltd. [Member]
Related party balances:
Amounts due to related parties		$ 9,804
Shanghai Sailfar Electric Technology Co., Ltd. [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held		100.00%
Jiangsu Daquan High Voltage Switchgear Co Ltd [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held		75.00%
Jiangsu Daqo Kai-fan Electric Co Ltd [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held		100.00%
Zhenjiang Electric Equipment Co Ltd [Member]
Related party balances:
Amounts due to related parties		$ 85,332
Zhenjiang Electric Equipment Co Ltd [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held		100.00%
Nanjing Daqo Transformer [Member]
Related party balances:
Amounts due to related parties		$ 1,022,075
Nanjing Daqo Transformer [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held		100.00%
Nanjing Daqo Transformer [Member] | Purchases of Fixed Assets [Member]
Related Party Transaction [Line Items]
Purchases		$ 1,410,655
Jiangsu Daqo ETE Electronic Systerm Co., Ltd [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held		75.00%
Jiangsu Daqo ETE Electronic Systerm Co., Ltd [Member] | Purchases of Fixed Assets [Member]
Related Party Transaction [Line Items]
Purchases		$ 43,066
Jiangsu Daquan Kai-fan Switchgear Co., Ltd [Member] | Daqo Group [Member]
Related Party Transaction [Line Items]
Equity interest held		100.00%

[1]	The remaining balance of amount due to related party of $221,441 as of December 31, 2016 was comprised of Jiangsu Daqo, Zhenjiang Electric, Daqo Sailfar and Intelligent Software in the amount of $37,679, $85,332, $9,804 and $88,626 respectively.